Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 5.8%
Airbus SE(a)	262,505	$16,556,248
Dassault Aviation SA(a)	1,127	961,525
Safran SA(a)	143,215	13,677,939
Thales SA	47,562	3,638,845

		34,834,557

Auto Components — 1.9%
Cie. Generale des Etablissements Michelin SCA	75,842	7,665,205
Faurecia SE	34,160	1,317,006
Valeo SA	102,339	2,521,484

		11,503,695

Automobiles — 0.9%
Peugeot SA(a)	262,720	3,742,088
Renault SA(a)	86,511	1,944,337

		5,686,425

Banks — 4.6%
BNP Paribas SA(a)	502,711	18,036,685
Credit Agricole SA(a)	514,332	4,476,243
Societe Generale SA(a)	362,325	5,332,920

		27,845,848

Beverages — 2.7%
Pernod Ricard SA	94,899	14,789,076
Remy Cointreau SA	10,181	1,209,492

		15,998,568

Building Products — 1.2%
Cie. de Saint-Gobain	231,262	7,478,088

Capital Markets — 0.5%
Amundi SA(a)(b)	27,106	2,018,633
Natixis SA(a)	426,849	946,287

		2,964,920

Chemicals — 5.2%
Air Liquide SA	211,443	28,717,739
Arkema SA	30,955	2,698,153

		31,415,892

Construction & Engineering — 4.6%
Bouygues SA(a)	101,125	3,097,874
Eiffage SA(a)	37,229	3,395,756
Vinci SA	230,293	21,272,050

		27,765,680

Diversified Financial Services — 0.3%
Eurazeo SE(a)	17,596	857,293
Wendel SE	11,807	1,084,828

		1,942,121

Diversified Telecommunication Services — 2.0%
Iliad SA	6,679	1,176,814
Orange SA	891,638	10,756,213

		11,933,027

Electric Utilities — 0.4%
Electricite de France SA	273,984	2,424,718

Electrical Equipment — 5.4%
Legrand SA	119,305	8,135,053
Schneider Electric SE	247,098	24,528,448

		32,663,501

Electronic Equipment, Instruments & Components — 0.6%
Ingenico Group SA	27,045	3,736,370

Security	Shares	Value

Entertainment — 2.1%
Bollore SA	396,546	$1,131,857
Ubisoft Entertainment SA(a)	40,442	3,133,700
Vivendi SA	370,593	8,421,837

		12,687,394

Equity Real Estate Investment Trusts (REITs) — 1.6%
Covivio	21,562	1,262,783
Gecina SA	20,558	2,645,791
ICADE	13,475	964,536
Klepierre SA	87,925	1,666,569
Unibail-Rodamco-Westfield(c)	61,845	3,281,438

		9,821,117

Food & Staples Retailing — 0.8%
Carrefour SA	271,841	4,129,029
Casino Guichard Perrachon SA	19,383	730,476

		4,859,505

Food Products — 3.1%
Danone SA	275,981	18,898,140

Health Care Equipment & Supplies — 0.4%
BioMerieux	18,428	2,646,340

Health Care Providers & Services — 0.5%
Orpea	23,103	2,713,773

Hotels, Restaurants & Leisure — 1.1%
Accor SA(a)	84,680	2,387,812
La Francaise des Jeux SAEM(a)(b)	38,413	1,310,488
Sodexo SA	39,457	2,657,099

		6,355,399

Household Durables — 0.2%
SEB SA	10,188	1,398,445

Insurance — 3.0%
AXA SA	864,426	15,750,088
CNP Assurances(a)	77,465	814,720
SCOR SE(a)	70,864	1,748,351

		18,313,159

IT Services — 3.3%
Atos SE(a)	43,922	3,313,456
Capgemini SE	71,901	7,366,070
Edenred(c)	109,205	4,564,998
Worldline SA(a)(b)	61,281	4,575,294

		19,819,818

Life Sciences Tools & Services — 1.2%
Eurofins Scientific SE	5,896	3,986,204
Sartorius Stedim Biotech(a)	12,359	3,351,647

		7,337,851

Machinery — 0.6%
Alstom SA	85,596	3,602,847

Media — 0.8%
Eutelsat Communications SA	9,744	97,115
JCDecaux SA(a)	38,258	778,354
Publicis Groupe SA	96,075	2,727,296
SES SA	171,377	1,268,460

		4,871,225

Metals & Mining — 0.5%
ArcelorMittal SA	319,802	3,061,070

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 2.8%
Engie SA(a)	816,295	$9,656,637
Suez SA	153,601	1,744,460
Veolia Environnement SA	240,850	5,273,796

		16,674,893

Oil, Gas & Consumable Fuels — 6.8%
TOTAL SA	1,104,707	41,319,083

Personal Products — 5.4%
L’Oreal SA	112,247	32,700,283

Pharmaceuticals — 8.3%
Ipsen SA	16,980	1,335,360
Sanofi	504,340	49,104,537

		50,439,897

Professional Services — 1.5%
Bureau Veritas SA	130,506	2,655,128
Teleperformance	26,243	6,220,685

		8,875,813

Semiconductors & Semiconductor Equipment — 1.2%
STMicroelectronics NV	285,064	7,004,536

Software — 1.7%
Dassault Systemes SE	58,755	9,950,466

Textiles, Apparel & Luxury Goods — 16.1%
EssilorLuxottica SA	127,105	16,365,335
Hermes International	14,155	11,774,341
Kering SA	33,863	17,688,654
LVMH Moet Hennessy Louis Vuitton SE	124,141	51,783,069

		97,611,399

Transportation Infrastructure — 0.7%
Aeroports de Paris	13,372	1,392,982

Security	Shares	Value

Transportation Infrastructure (continued)
Getlink SE(a)	197,314	$2,848,878

		4,241,860

Total Common Stocks — 99.8% (Cost: $813,352,615)		603,397,723

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	3,754,339	3,759,971
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	249,000	249,000

		4,008,971

Total Short-Term Investments — 0.7% (Cost: $4,008,891)		4,008,971

Total Investments in Securities — 100.5% (Cost: $817,361,506)		607,406,694

Other Assets, Less Liabilities — (0.5)%		(2,810,096)

Net Assets — 100.0%		$604,596,598

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,131,775	(5,377,436)	3,754,339	$3,759,971	$158,363	(b)	$(889)	$(291)
BlackRock Cash Funds: Treasury, SL Agency Shares	436,000	(187,000)	249,000	249,000	4,159		—	—

				$4,008,971	$162,522		$(889)	$(291)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	22	06/19/20	$1,147	$54,777

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI France ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$603,397,723	$—	$—	$603,397,723
Money Market Funds	4,008,971	—	—	4,008,971

	$607,406,694	$—	$—	$607,406,694

Derivative financial instruments(a)
Assets
Futures Contracts	$54,777	$—	$—	$54,777

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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